INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Sep. 30, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents (Note 2)		$ 1,201	$ 887
Trade accounts receivable (net of allowance for doubtful accounts of $310 and $300 as of September 30, 2018 and December 31, 2017 respectively)		7,055	6,963
Inventories (Note 3)		4,330	3,871
Other accounts receivable and prepaid expenses		1,427	1,781
Total current assets		14,013	13,502
SEVERANCE PAY FUND		54	57
PROPERTY AND EQUIPMENT, NET		7,634	8,586
Total assets		21,701	22,145
CURRENT LIABILITIES:
Short-term credit and current maturities of long-term debt (Note 4)		7,042	7,063
Short-term credit from related party		2,757	1,442
Trade payables		6,300	5,451
Other accounts payable and accrued expenses		3,805	4,111
Total current liabilities		19,904	18,067
LONG-TERM LIABILITIES:
Long-term debt, excluding current maturities		151	388
Accrued severance pay		252	231
Total long-term liabilities		403	619
SHAREHOLDERS' EQUITY:
Ordinary shares, NIS 3.0 par value - Authorized: 10,000,000 shares at September 30, 2018 and December 31, 2017; Issued and outstanding: 2,028,552 and 2,028,552 shares at September 30, 2018 and December 31, 2017, respectively	[1]	1,985	1,985
Additional paid-in capital		17,270	17,270
Foreign currency translation adjustments		2,298	2,415
Capital reserves		723	695
Accumulated deficit		(20,882)	(18,906)
Total shareholders' equity		1,394	3,459
Total liabilities and shareholders' equity		$ 21,701	$ 22,145

[1]	Adjusted to reflect reverse split of shares.